Commodity Derivatives - Schedule of Weighted-Average Price of Open Commodity Swap Contracts (Details) - Commodity Swaps [Member]	12 Months Ended
	Dec. 31, 2025 $ / item l	Dec. 31, 2024 $ / item l
Q1 2026 [Member]
Schedule of Weighted-Average Price of Open Commodity Swap Contracts [Line Items]
Volume | l	2,000
Weighted average floor price | $ / item	62.5
Q1-Q2 2025 [Member]
Schedule of Weighted-Average Price of Open Commodity Swap Contracts [Line Items]
Volume | l		5,000
Weighted average floor price | $ / item		70.21
Q3-Q4 2025 [Member]
Schedule of Weighted-Average Price of Open Commodity Swap Contracts [Line Items]
Volume | l		5,000
Weighted average floor price | $ / item		70.21